RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

On December 22, 2020, the President, Richard Hylen, and the Company entered into two vehicle leases in the amount of $19,314 and $18,689, respectively. The leases have a term of 6 years, from February 5, 2021 January 5, 2027, with monthly payments of $268 and $260, respectively.

The Company is periodically advanced noninterest bearing operating funds from related parties. The advances are due on demand and unsecured. During the year ended December 31, 2021 the Company made payments of $76,746 to amounts due to related parties, and $96,367 was advanced to the Company by related parties. During the three months ended March 31, 2022, the Company made payments of $13,538 to amounts due to related parties, and $40,928 was advanced to the Company by related parties.

On March 31, 2022, the Company elected not to renew an employee agreement with Mike Schatz and converted accrued wages and interest of $114,355 to an interest free promissory note. This note will be repaid commencing on April 1, 2022, in monthly installments of no less than $2,000 until the principal amount is satisfied and paid in full. As of March 31, 2022, the Company recorded $24,000 to current related party liabilities and $90,355 to non-current related party liabilities on the balance sheet.

As of March 31, 2022 and December 31, 2021, the Company has current related parties liabilities of $316,334 and $264,944, respectively, and non-current related party liabilities of $90,355 and $0, respectively.

During the three months ended March 31, 2022, the Company recorded imputed interest of $10,286 to the statement of operations with a corresponding increase to additional paid in capital.

During the periods ending March 31, 2022 and December 31, 2021, the Company paid a deposit of $227,642 and $450,000, respectively, to BrewBilt Manufacturing for fabrication of a brewery system. As of March 31, 2022, the Company has paid a total deposit of $677,642 and anticipates the system will be complete within three to six months.

All fabricated equipment is non-refundable. Any equipment purchased by BrewBilt Manufacturing on behalf of the company would potentially be refundable based on the individual manufacturers return policy.

10. RELATED PARTY TRANSACTIONS

The Company is periodically advanced noninterest bearing operating funds from related parties. The advances are due on demand and unsecured. During the year ended December 31, 2021 the Company made payments of $76,746 to amounts due to related parties, and $96,367 was advanced to the Company by related parties. As of December 31, 2021 and December 31, 2020, the Company owed related parties $264,944 and $245,323, respectively. During the year ended December 31, 2021, the Company recorded imputed interest of $34,179 to the statement of operations with a corresponding increase to additional paid in capital.

On December 22, 2020, the President, Richard Hylen, and the Company entered into two vehicle leases in the amount of $19,314 and $18,689, respectively. The leases have a term of 6 years, from February 5, 2021 January 5, 2027, with monthly payments of $268 and $260, respectively.

During the year ended December 31, 2021, the Company paid a deposit of $450,000 to BrewBilt Manufacturing, Inc. to begin fabrication of a brewery system. The Company anticipates the system will be complete within six to nine months.